Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Translation Exchange Rates

As of March 31, 2020 and June 30, 2019, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	March 31, 2020	June 30, 2019
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6102	0.7153

Average exchange rate for the period
USD : AUD exchange rate	0.6759	0.7009

As of June 30, 2019 and 2018, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2019	June 30, 2018
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7153	0.7399

Average exchange rate for the period
USD : AUD exchange rate	0.7009	0.7753

Schedule of Change in Accumulated Other Comprehensive Income (Loss)

Change in Accumulated Other Comprehensive Income (Loss) by component during the nine months ended March 31, 2020 was as follows:

Foreign Currency Items:
Beginning balance, June 30, 2019	$1,066,998
Foreign currency translation loss	2,215,762
Ending balance, March 31, 2020	$3,282,760

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2019 and 2018 was as follows:

Foreign Currency Items:
Beginning balance, June 30, 2017	$(141,749)
Foreign currency translation gain	499,678
Balance, June 30, 2018	357,929
Foreign currency translation gain	709,069
Ending balance, June 30, 2019	$1,066,998

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years